UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.0%
	Consumer Discretionary — 15.6%
	Auto Components — 0.9%
454	Gentex Corp.	6,427

	Diversified Consumer Services — 0.9%
290	Lincoln Educational Services Corp. (a)	6,631

	Hotels, Restaurants & Leisure — 4.5%
257	Cheesecake Factory, Inc. (The) (a)	4,750
36	Chipotle Mexican Grill, Inc., Class A (a) (c)	3,484
177	Life Time Fitness, Inc. (a) (c)	4,968
168	Marriott International, Inc., Class A (c)	4,645
192	Penn National Gaming, Inc. (a)	5,308
379	Royal Caribbean Cruises Ltd. (a) (c)	9,119

		32,274

	Internet & Catalog Retail — 1.1%
85	Amazon.com, Inc. (a)	7,889

	Media — 1.2%
317	Walt Disney Co. (The)	8,694

	Multiline Retail — 2.2%
151	Kohl’s Corp. (a) (c)	8,620
217	Nordstrom, Inc. (c)	6,633

		15,253

	Specialty Retail — 4.8%
150	Advance Auto Parts, Inc.	5,876
278	J Crew Group, Inc. (a) (c)	9,951
144	Sherwin-Williams Co. (The) (c)	8,663
403	Staples, Inc. (c)	9,346

		33,836

	Total Consumer Discretionary	111,004

	Consumer Staples — 5.3%
	Beverages — 1.0%
134	Coca-Cola Co. (The)	7,175

	Food & Staples Retailing — 2.3%
90	Costco Wholesale Corp.	5,053
178	CVS/Caremark Corp.	6,365
136	Walgreen Co.	5,100

		16,518

	Personal Products — 2.0%
215	Avon Products, Inc. (c)	7,301
163	NBTY, Inc. (a)	6,452

		13,753

	Total Consumer Staples	37,446

	Energy — 5.0%
	Energy Equipment & Services — 1.0%
188	Cameron International Corp. (a) (c)	7,128

	Oil, Gas & Consumable Fuels — 4.0%
61	Apache Corp.	5,638
186	Concho Resources, Inc. (a)	6,763
83	Noble Energy, Inc. (c)	5,501
245	Southwestern Energy Co. (a) (c)	10,461

		28,363

	Total Energy	35,491

	Financials — 11.0%
	Capital Markets — 5.4%
35	BlackRock, Inc. (c)	7,524
78	Goldman Sachs Group, Inc. (The)	14,324
135	Northern Trust Corp.	7,869
270	Och-Ziff Capital Management Group LLC, Class A	3,280
116	T. Rowe Price Group, Inc. (c)	5,301

		38,298

	Commercial Banks — 2.8%
238	BB&T Corp.	6,491
227	U.S. Bancorp	4,967
298	Wells Fargo & Co.	8,398

		19,856

	Diversified Financial Services — 1.8%
193	Moody’s Corp. (c)	3,944
298	MSCI, Inc., Class A (a)	8,821

		12,765

	Insurance — 1.0%
137	ACE Ltd., (Switzerland) (a)	7,324

	Total Financials	78,243

	Health Care — 12.0%
	Biotechnology — 1.9%
199	BioMarin Pharmaceutical, Inc. (a)	3,594
96	Celgene Corp. (a)	5,372
174	Myriad Genetics, Inc. (a)	4,760

		13,726

	Health Care Equipment & Supplies — 0.8%
193	Thoratec Corp. (a) (c)	5,839

	Health Care Providers & Services — 3.8%
128	Express Scripts, Inc. (a)	9,961
236	Psychiatric Solutions, Inc. (a) (c)	6,302
421	UnitedHealth Group, Inc.	10,532

		26,795

	Health Care Technology — 0.8%
252	MedAssets, Inc. (a) (c)	5,679

	Life Sciences Tools & Services — 2.5%
500	Bruker Corp. (a)	5,331
278	Icon plc, (Ireland), ADR (a)	6,818
125	Illumina, Inc. (a) (c)	5,312

		17,461

	Pharmaceuticals — 2.2%
209	Merck & Co., Inc. (c)	6,620
184	Teva Pharmaceutical Industries Ltd., (Israel), ADR	9,323

		15,943

	Total Health Care	85,443

	Industrials — 12.5%
	Aerospace & Defense — 1.8%
98	HEICO Corp.	4,241
84	Precision Castparts Corp. (c)	8,582

		12,823

	Airlines — 0.6%
479	Delta Air Lines, Inc. (a) (c)	4,289

	Building Products — 1.2%
139	Lennox International, Inc. (c)	5,003
187	Trex Co., Inc. (a) (c)	3,397

		8,400

	Commercial Services & Supplies — 1.5%
80	Stericycle, Inc. (a)	3,881
237	Waste Connections, Inc. (a)	6,844

		10,725

	Construction & Engineering — 0.7%
177	Aecom Technology Corp. (a)	4,812

	Electrical Equipment — 1.2%
21	First Solar, Inc. (a) (c)	3,149
109	Roper Industries, Inc. (c)	5,562

		8,711

	Industrial Conglomerates — 0.9%
186	Carlisle Cos., Inc. (c)	6,294

	Machinery — 0.7%
141	Wabtec Corp.	5,299

	Professional Services — 0.7%
185	Robert Half International, Inc. (c)	4,619

	Road & Rail — 2.3%
129	Canadian National Railway Co., (Canada)	6,295
259	Landstar System, Inc.	9,873

		16,168

	Trading Companies & Distributors — 0.9%
71	W.W. Grainger, Inc. (c)	6,353

	Total Industrials	88,493

	Information Technology — 34.8%
	Communications Equipment — 5.0%
750	Cisco Systems, Inc. (a)	17,646
266	QUALCOMM, Inc.	11,974
86	Research In Motion Ltd., (Canada) (a) (c)	5,782

		35,402

	Computers & Peripherals — 10.1%
162	Apple, Inc. (a)	29,965
427	Dell, Inc. (a)	6,508
317	Hewlett-Packard Co.	14,956
109	International Business Machines Corp.	12,990
277	NetApp, Inc. (a) (c)	7,385

		71,804

	Electronic Equipment, Instruments & Components — 0.8%
146	Amphenol Corp., Class A	5,497

	Internet Software & Services — 4.5%
77	Equinix, Inc. (a) (c)	7,038
50	Google, Inc., Class A (a) (c)	24,792

		31,830

	IT Services — 4.1%
329	Cognizant Technology Solutions Corp., Class A (a)	12,712
47	MasterCard, Inc., Class A (c)	9,501
363	Western Union Co. (The)	6,866

		29,079

	Semiconductors & Semiconductor Equipment — 4.8%
232	Broadcom Corp., Class A (a) (c)	7,111
120	Lam Research Corp. (a) (c)	4,106
463	Marvell Technology Group Ltd., (Bermuda) (a)	7,498
311	MEMC Electronic Materials, Inc. (a)	5,178
191	Microchip Technology, Inc. (c)	5,059
477	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR (c)	5,227

		34,179

	Software — 5.5%
528	Amdocs Ltd., (United Kingdom) (a)	14,201
144	Blackboard, Inc. (a) (c)	5,444
484	Microsoft Corp.	12,521
327	Oracle Corp.	6,806

		38,972

	Total Information Technology	246,763

	Materials — 1.8%
	Containers & Packaging — 0.8%
100	Greif, Inc., Class A	5,516

	Metals & Mining — 1.0%
106	Freeport-McMoRan Copper & Gold, Inc.	7,293

	Total Materials	12,809

	Total Common Stocks (Cost $585,888)	695,692

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
10,237	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (Cost $10,237)	10,237

	Investment of Cash Collateral for Securities on Loan — 20.5%
	Investment Company — 20.5%
145,188	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $145,188)	145,188

	Total Investments — 119.9% (Cost $741,313)	851,117
	Liabilities in Excess of Other Assets — (19.9)%	(140,990)

	NET ASSETS — 100.0%	$710,127

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,035
Aggregate gross unrealized depreciation	(4,231)

Net unrealized appreciation/depreciation	$109,804

Federal income tax cost of investments	$741,313

Growth Advantage Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$851,117	$—	$—	$851,117

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

November 24, 2009